Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Numbers	Dec. 31, 2011 Numbers
Government [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	$ 0	$ 0
Government [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Residential Real Estate Including Home Equity [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	1	1
Recorded Investment	39	159
Residential Real Estate Including Home Equity [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	7	14
Pre-Modification Outstanding Recorded Investment	700	1,290
Post-Modification Outstanding Recorded Investment	692	1,282
Consumer Loan [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Consumer Loan [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Commercial Real Estate [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	3
Recorded Investment	0	6,009
Commercial Real Estate [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	3	3
Pre-Modification Outstanding Recorded Investment	1,440	8,097
Post-Modification Outstanding Recorded Investment	1,440	7,836
Commercial Participations Purchased [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Commercial Participations Purchased [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	1,290	7,975
Post-Modification Outstanding Recorded Investment	935	5,635
Commercial Loan [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Commercial Loan [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	1	0
Pre-Modification Outstanding Recorded Investment	108	0
Post-Modification Outstanding Recorded Investment	$ 88	$ 0